Segments (Details)	12 Months Ended
Mar. 31, 2026 Segment
Segment Reporting [Line Items]
Description of CODM	The Company’s Chief Operating Decision Maker (“CODM”) is the Chief Executive Officer (the “CEO”), who is primarily responsible for allocating resources and assessing the performance of the operating segments.
Main reportable segments	2
Chief Executive Officer [Member]
Segment Reporting [Line Items]
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Chief Executive Officer [Member]